CERTNAS

cik 1293593

07050747

1-33397

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.
APR 1 2 2007
1086

By Facsimile and First Class Mail

April 12, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 5, 2007 The Nasdaq Stock Market (the "Exchange") received from Synutra International, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
APR 1 6 2007
THOMSON
FINANCIAL

END